UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended March 31, 2010


Institutional Investment Manager Filing this Report:


IQ Investment Advisors LLC
4 World Financial Center, North Tower
New York, NY 10038

Form 13F File Number:  028-11165

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Robert Zakem
Chief Compliance Officer
212-236-8129



/s/ Robert Zakem
______________________________
/s/ Robert Zakem
New York, NY
May 13, 2010

Note: 13F Notice filings from 8/14/08 - 11/13/09 were filed under CIK 0001443083 and 13F File
Number 028-13193. All filings going forward will be filed under CIK 0001312673 and 13F File
Number 028-11165.

Report Type:

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    --------------------------
028-05030          	Fiduciary Asset Management, LLC
028-12742          	Nuveen HydePark Group LLC
028-02443          	Oppenheimer Capital LLC
028-12016          	BlackRock Investment Management, LLC


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